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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]: Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas D. Stern
Title: Managing Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:

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


/s/ Thomas D. Stern                     New York, New York   May 15, 2006
-------------------------------------
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $ 2,919,340 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
                                                                                                                 COLUMN 8
                          COLUMN 2                COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7  ------------------------
        COLUMN 1          --------    COLUMN 3   ---------  ---------------------  ----------  --------      VOTING AUTHORITY
------------------------  TITLE OF  -----------    VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
NAME OF ISSUER              CLASS      CUSIP     (x $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------            --------  -----------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----
COMCAST CORP NEW          CL A SPL  20030N 20 0  1,068,684  40,914,381  SH            SOLE               40,914,381
LABORATORY CORP AMER
   HOLDINGS               COM NEW   50540R 40 9    580,731   9,930,426  SH            SOLE                9,930,426
AMERICAN TOWER CORP         CL A    029912 20 1    577,913  19,060,455  SH            SOLE               19,060,455
FEDERAL HOME LN MTG CORP    COM     313400 30 1    403,259   6,610,800  SH            SOLE                6,610,800
CAREMARK RX INC             COM     141705 10 3    143,211   2,911,980  SH            SOLE                2,911,980
UNITEDHEALTH GROUP INC      COM     91324P 10 2     90,253   1,615,697  SH            SOLE                1,615,697
AMERICAN STD COS INC DEL    COM     029712 10 6     55,289   1,290,000  SH            SOLE                1,290,000
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